RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
RELATED PARTY TRANSACTIONS
Loans from related parties	$ 572,000	$ 1,263,000	$ 2,247,000
Repayment of loans to related parties	69,000
Amounts due from related parties gross	1,424,000	1,334,000
Less: Allowance for doubtful accounts	(1,338,000)	(1,334,000)
Amounts due from related parties	86,000
Amounts due to related parties	12,705,000	12,174,000
Fujian Huabang | Wangkeng
RELATED PARTY TRANSACTIONS
Ownership interest (as a percent)			10.00%
Kuhns Brothers, Inc.
RELATED PARTY TRANSACTIONS
Amounts due to related parties		4,000
Kuhns Brothers, Inc. | Miscellaneous expenses
RELATED PARTY TRANSACTIONS
Expenses from transactions with related party	0	90,000	98,000
Kuhns Brothers, Inc. | Rental for office space
RELATED PARTY TRANSACTIONS
Expenses from transactions with related party	240,000	288,000	288,000
Kuhns Brothers, Inc. | Expense for office services
RELATED PARTY TRANSACTIONS
Expenses from transactions with related party	74,000	0	0
Kuhns Brothers, Inc. | Rental for office space and office services
RELATED PARTY TRANSACTIONS
Expenses from transactions with related party	314,000	288,000	288,000
Sanming City Chenyang Hydropower Co., Ltd.
RELATED PARTY TRANSACTIONS
Loans from related parties			2,247,000
Prepayment to related parties for acquisition of noncontrolling interest			4,643,000
Xiamen Youen Hydropower Development Co., Ltd.
RELATED PARTY TRANSACTIONS
Loans from related parties	572,000	1,263,000
Repayment of loans to related parties	69,000
Amounts due to related parties	11,209,000	10,680,000
Henan Lantian Group Co., Ltd.
RELATED PARTY TRANSACTIONS
Prepayments to related parties for hydroelectric project construction			1,251,000
Amounts due from related parties gross	1,338,000	1,334,000
Nanping City Xingshui Co., Ltd.
RELATED PARTY TRANSACTIONS
Amounts due to related parties	1,494,000	1,490,000
CPI Ballpark Investments Ltd
RELATED PARTY TRANSACTIONS
Amounts due to related parties	2,000
CPI Ballpark Investments Ltd | Reimbursement of expenses related to extraordinary shareholders meeting:
RELATED PARTY TRANSACTIONS
Expenses from transactions with related party	269,000
China New Energy Group Company
RELATED PARTY TRANSACTIONS
Amounts due from related parties gross	$ 86,000